CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
ASSETS
Cash and Cash Equivalents	¥ 982,666	¥ 1,161,032
Restricted Cash	152,618	122,548
Investment in Direct Financing Leases	0	1,155,632
Net investment in Leases	1,080,964	0
Installment Loans The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2019 ¥38,671 million March 31, 2020 ¥90,893 million	3,740,486	3,277,670
Allowance for Doubtful Receivables on Finance Leases and Probable Loan Losses	(56,836)	(58,011)
Investment in Securities The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2019 ¥27,367 million March 31, 2020 ¥25,295 million	2,245,323	1,928,916
Investment in Operating Leases	1,400,001	1,335,959
Property under Facility Operations	562,485	441,632
Investment in Affiliates	821,662	842,760
Trade Notes, Accounts and Other Receivable	312,744	280,590
Inventories	126,013	115,695
Office Facilities	203,930	108,390
Other Assets	1,495,472	1,462,104
Total Assets	13,067,528	12,174,917
Liabilities:
Short-Term Debt	336,832	309,549
Deposits	2,231,703	1,927,741
Trade Notes, Accounts and Other Payable	282,727	293,480
Policy Liabilities and Policy Account Balances The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2019 ¥360,198 million March 31, 2020 ¥300,739 million	1,591,475	1,521,355
Income Taxes:
Current	28,203	42,010
Deferred	328,147	313,833
Long-Term Debt	4,279,354	4,186,222
Other Liabilities	912,921	617,746
Total Liabilities	9,991,362	9,211,936
Redeemable Noncontrolling Interests	10,331	9,780
Commitments and Contingent Liabilities
Equity:
Common stock: Authorized: 2,590,000,000 shares Issued: March 31, 2019 1,324,629,128 shares March 31, 2020 1,324,629,128 shares	221,111	221,111
Additional Paid-in Capital	257,638	257,625
Retained Earnings	2,754,461	2,555,585
Accumulated Other Comprehensive Income (Loss)	(118,532)	(61,343)
Treasury Stock, at Cost:	(121,070)	(75,904)
ORIX Corporation Shareholders' Equity	2,993,608	2,897,074
Noncontrolling Interests	72,227	56,127
Total Equity	3,065,835	2,953,201
Total Liabilities and Equity	13,067,528	12,174,917
Variable Interest Entity, Primary Beneficiary
ASSETS
Cash and Cash Equivalents	7,117	4,437
Investment in Direct Financing Leases	0	15,058
Net investment in Leases	3,377	0
Installment Loans (Net of Allowance for Doubtful Receivables on Finance Leases and Probable Loan Losses)	218,268	185,988
Investment in Operating Leases	75,904	82,405
Property under Facility Operations	296,208	203,933
Investment in Affiliates	51,456	52,079
Other Assets	136,641	100,101
Total Assets	788,971	644,001
Liabilities:
Short-Term Debt	6,030	580
Trade Notes, Accounts and Other Payable	3,140	7,339
Income Taxes:
Long-Term Debt	464,904	418,631
Other Liabilities	45,671	16,480
Total Liabilities	¥ 519,745	¥ 443,030